UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one):        [ ] is a restatement
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     White River Investment Partners, LLC
Address:  2288 Union Street
          San Francisco, CA  94123

Form 13F File Number:  028-12790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Allen Benello
Title:    Managing Partner
Phone:    415/440-1659

Signature, Place and Date of Signing:


     /s/ Allen Benello            San Francisco, CA       August 10, 2009
---------------------------   ------------------------   -----------------
        [Signature]                 [City, State]             [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        25

Form 13F Information Table Value Total:   $41,849 [thousands]



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
WHITE RIVER INVESTMENT PARTNERS, LLC
FORM 13F INFORMATION TABLE - SECOND QUARTER 2009



                                 TITLE                           SHARES/
                                  OF                   VALUE    PRINCIPAL  SH/  PUT/  INVSMT OTH     VOTING AUTHORITY
NAME OF ISSUER                   CLASS       CUSIP    (x1000)    AMOUNT    PRN  CALL  DSCRTN MGRS   SOLE  SHARED  NONE
======================================================================================================================

ACERGY SA-SPONS ADR              EQUITY    00443E104   $1,870    190,000    SH         SOLE        190,000
ATA INC-SPONS ADR                EQUITY    00211V106   $1,160    130,827    SH         SOLE        130,827
BP PLC-SPONS ADR                 EQUITY    055622104     $954     20,000    SH         SOLE         20,000
BRIDGEPOINT EDUCATION INC        EQUITY    10807M105     $807     47,500    SH         SOLE         47,500
CHINAEDU CORP-SPONS ADR          EQUITY    16945L107     $130     17,337    SH         SOLE         17,337
COMPASS MINERALS INTERNATION     EQUITY    20451N101   $1,647     30,000    SH         SOLE         30,000
ROCKWELL COLLINS                 EQUITY    774341101     $835     20,000    SH         SOLE         20,000
CONOCOPHILLIPS                   EQUITY    20825C104   $2,250     53,500    SH         SOLE         53,500
CALPINE CORP                     EQUITY    131347304   $2,341    210,000    SH         SOLE        210,000
CONTANGO OIL & GAS               EQUITY    21075N204   $1,253     29,500    SH         SOLE         29,500
DUPONT FABROS TECHNOLOGY         EQUITY    26613Q106   $9,521  1,010,742    SH         SOLE      1,010,742
SPDR GOLD TRUST                  EQUITY    78463V107   $1,504     16,500    SH         SOLE         16,500
ICICI BANK LTD-SPON ADR          EQUITY    45104G104   $1,475     50,000    SH         SOLE         50,000
GRAND CANYON EDUCATION INC       EQUITY    38526M106     $629     37,500    SH         SOLE         37,500
MOSAIC COMPANY                   EQUITY    61945A107   $1,883     42,500    SH         SOLE         42,500
PIONEER NAT RES CO               EQUITY    723787107     $892     35,000    SH         SOLE         35,000
PROSHARES ULTRASHORT S&P500      EQUITY    74347R107     $830     15,000    SH         SOLE         15,000
ISHARES SILVER TRUST             EQUITY    46428Q109     $401     30,000    SH         SOLE         30,000
SILVER WHEATON CORP              EQUITY    828336107     $370     45,000    SH         SOLE         45,000
SUNCOR ENERGY INC                EQUITY    867229106     $455     15,000    SH         SOLE         15,000
PROSHARES ULTRASHORT 20+         EQUITY    74347T297   $5,601    110,000    SH         SOLE        110,000
UNITED ONLINE                    EQUITY    911268100     $163     25,000    SH         SOLE         25,000
WELLS FARGO & CO                 EQUITY    949746101   $2,669    110,000    SH         SOLE        110,000
CROSSTEX ENERGY INC              EQUITY    22765Y104   $1,292    309,903    SH         SOLE        309,903
HORSEHEAD HOLDING CORP           EQUITY    440694305     $917    123,100    SH         SOLE        123,100